Cash and cash equivalents and financial assets	9 Months Ended
Sep. 30, 2022
Cash and cash equivalents and financial assets
Cash and cash equivalents and financial assets

11.Cash and cash equivalents and financial assets

The following table summarizes AC Immune’s cash and cash equivalents and short-term financial assets as of September 30, 2022 and December 31, 2021:

	As of
in CHF thousands	September 30, 2022	December 31, 2021
Cash and cash equivalents	44,503	82,216
Total	44,503	82,216

	As of
in CHF thousands	September 30, 2022	December 31, 2021
Short-term financial assets due in one year or less	96,000	116,000
Total	96,000	116,000

For the nine months ended September 30, 2022, the Company sold a net CHF 20.0 million in short-term financial assets compared with purchasing a net CHF 30.0 million for the prior period.